Other disclosures - Valuation techniques for financial assets and liabilities (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about financial instruments [line items]
Amount of CVA	€ 251
Change in CVA (as a percent)	(8.20%)
Amount of DVA	€ 309
Change in DVA (as a percent)	2.70%
Level 3
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognised in profit or loss	€ (148)	€ 147